Shareholder Report, Average Annual Return (Details) 74200013300_Franklin Global Real Estate VIP Fund_Class 2_TSR Annual {Class 2}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class 2
Average Annual Return, Percent	7.93%	2.36%	3.03%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.34%	11.19%	11.72%
FTSE EPRA/NAREIT Developed Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Index
Average Annual Return, Percent	10.70%	3.78%	4.24%